Equity - Schedule of the Ordinary Shares and Preferred Shares on the Consolidated Statements of Changes in Equity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Class A Ordinary Shares [Member]
Schedule of the Ordinary Shares and Preferred Shares on the Consolidated Statements of Changes in Equity [Line Items]
Balance		143,917,734	63,566,376		60,281,184
Balance		$ 14	$ 6		$ 6
Issuance of shares through Business Combination					2,607,498
Issuance of shares through Business Combination	[1]
Issuance of shares for exercise of share awards		1,062,670	1,840,345		117,917
Issuance of shares for exercise of share awards	[1]
Issuance of shares in connection with the business combinations			19,587,130
Issuance of shares in connection with the business combinations			$ 2
Issuance of shares in connection with conversion of convertible notes			10,246,290
Issuance of shares in connection with conversion of convertible notes			$ 1
Issuance of shares for exercise of warrant		5,186,627
Issuance of shares for exercise of warrant		$ 1
Issuance of share as consideration for extinguishment of convertible notes		23,745,110
Issuance of share as consideration for extinguishment of convertible notes		$ 2
Conversion of Class V to Class A ordinary shares		4,000,000
Conversion of Class V to Class A ordinary shares	[1]
Acquisition of treasury shares		(5,754,711)	(145,762)		(606,756)
Acquisition of treasury shares		$ (1)		[1]		[1]
Issuance of shares for cash		18,994,732	48,823,355		1,166,533
Issuance of shares for cash		$ 2	$ 5			[1]
Balance		191,152,162	143,917,734		63,566,376
Balance		$ 19	$ 14		$ 6
Class V Ordinary Shares [Member]
Schedule of the Ordinary Shares and Preferred Shares on the Consolidated Statements of Changes in Equity [Line Items]
Balance		48,399,922	48,399,922		48,399,922
Balance		$ 5	$ 5		$ 5
Issuance of shares through Business Combination
Issuance of shares through Business Combination
Issuance of shares for exercise of share awards
Issuance of shares for exercise of share awards
Issuance of shares in connection with the business combinations
Issuance of shares in connection with the business combinations
Issuance of shares in connection with conversion of convertible notes
Issuance of shares in connection with conversion of convertible notes
Issuance of shares for exercise of warrant
Issuance of shares for exercise of warrant
Issuance of share as consideration for extinguishment of convertible notes
Issuance of share as consideration for extinguishment of convertible notes
Conversion of Class V to Class A ordinary shares		(4,000,000)
Conversion of Class V to Class A ordinary shares	[1]
Acquisition of treasury shares
Acquisition of treasury shares
Issuance of shares for cash
Issuance of shares for cash
Balance		44,399,922	48,399,922		48,399,922
Balance		$ 4	$ 5		$ 5

[1]	Amount below US$1